Annual Total Returns[BarChart] - Multi-Sector Bond Portfolio - Multi-Sector Bond Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.99%	14.94%	(1.58%)	3.25%	(2.22%)	11.09%	8.38%	(1.30%)	14.04%	6.13%